ACCOUNTS RECEIVABLE, NET (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
ACCOUNTS RECEIVABLE, NET
Accounts receivable	$ 5,012		$ 3,063
Less: Allowance for doubtful accounts	(1,322)		(1,105)
Accounts receivable, net	3,690		$ 1,958
Allowance for doubtful accounts	318	$ 908
Allowance for doubtful accounts, written off	$ 101	$ 4